CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (168)	$ (2)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustment	19	(23)
Pension and other postretirement benefits adjustments	1	1
Hedging instruments	1	0
Adjustments to equity method investments	0	2
Other comprehensive income (loss), net of tax	21	(20)
Comprehensive loss	(147)	(22)
Comprehensive income attributable to noncontrolling interest	(2)	(1)
Comprehensive loss attributable to Venator	$ (149)	$ (23)